Greenspring Fund, Incorporated
             Supplement to the Prospectus dated May 1, 2003
                           September 22, 2003

Effective September 22, 2003, overnight mail should be sent to:

                            Greenspring Fund
                             c/o PFPC, Inc.
                              760 Moore Rd.
                        King of Prussia, PA 19406

Correspondence should be faxed to Shareholder Services at 610.382.8958.